Income taxes - Net Deferred Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of deferred tax [Line Items]
Deferred tax assets	$ 552	$ 301
Net deferred tax assets	552	301
Before offset amount
Disclosure of deferred tax [Line Items]
Deferred tax assets	57,692	80,151
Deferred tax liabilities	(57,140)	(79,850)
Property and equipment
Disclosure of deferred tax [Line Items]
Deferred tax assets	3,924	3,179
Deferred tax liabilities	(411)	(562)
Intangible assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(46,697)	(67,972)
Lease liabilities
Disclosure of deferred tax [Line Items]
Deferred tax assets	5,657	6,045
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(4,213)	(5,028)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	24,741	49,467
Deferred revenue
Disclosure of deferred tax [Line Items]
Deferred tax assets	421	530
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	0	3,170
Long-term incentive plan
Disclosure of deferred tax [Line Items]
Deferred tax assets	8,844	6,211
Capitalized R&D costs
Disclosure of deferred tax [Line Items]
Deferred tax assets	12,535	7,542
Other
Disclosure of deferred tax [Line Items]
Deferred tax assets	1,570	4,007
Deferred tax liabilities	$ (5,819)	(6,288)
Long-Term incentive plan and capitalized R&D costs
Disclosure of deferred tax [Line Items]
Deferred tax assets		$ 17,760